Vessels and Equipment - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Jan. 01, 2019 USD ($) vessel
Disclosure of fair value measurement of assets [line items]
Additional impairment loss recognized if the discount rate applied to cash flow projections were changed by 5%	$ 20,100	$ 19,100
Assets	$ 4,385,631	$ 4,488,238	$ 4,723,122
Number of vessel and equipment in lay-up | vessel	5	6	7
Property, plant and equipment, in lay-up	$ 190,200	$ 168,400	$ 292,500
Non-recurring fair value measurement | Property, plant and equipment [Member}
Disclosure of fair value measurement of assets [line items]
Assets	$ 140,500	$ 177,000